Earnings (loss) per share (Details) - USD ($)	3 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Net loss attributable to common stockholders	$ (1,391,964)	$ (2,171,947)	$ (4,239)		$ (11,634)	$ (3,563,911)		$ (15,873)	$ (829,563)
Wag Labs, Inc.
Net loss attributable to common stockholders	$ (1,090,000)	$ (2,350,000)	$ (2,434,000)	$ (2,708,000)		$ (3,440,000)	$ (5,141,000)			$ (6,311,000)	$ (18,839,000)
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, basic	6,305,282		5,638,678			6,301,362	5,636,666			5,908,062	5,623,515
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, diluted	6,305,282		5,638,678			6,301,362	5,636,666			5,908,062	5,623,515
Net income (loss) per share attributable to common stockholders, basic	$ (0.17)		$ (0.43)			$ (0.55)	$ (0.91)			$ (1.07)	$ (3.35)
Net income (loss) per share attributable to common stockholders, diluted	$ (0.17)		$ (0.43)			$ (0.55)	$ (0.91)			$ (1.07)	$ (3.35)